Loans Receivable - Interest Rate Terms (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 8,047,602
% of gross loans, fixed-rate	60.50%
Gross loans, adjustable rate	$ 5,264,786
% of gross loans, adjustable rate	39.50%
Within 1 year
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 135,426
% of gross loans, fixed-rate	1.00%
Gross loans, adjustable rate	$ 4,056,238
% of gross loans, adjustable rate	30.50%
1 to 3 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 416,285
% of gross loans, fixed-rate	3.10%
Gross loans, adjustable rate	$ 558,197
% of gross loans, adjustable rate	4.20%
3 to 5 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 341,838
% of gross loans, fixed-rate	2.60%
Gross loans, adjustable rate	$ 489,151
% of gross loans, adjustable rate	3.70%
5 to 10 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 993,685
% of gross loans, fixed-rate	7.50%
Gross loans, adjustable rate	$ 110,934
% of gross loans, adjustable rate	0.80%
10 to 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 1,059,127
% of gross loans, fixed-rate	8.00%
Gross loans, adjustable rate	$ 32,242
% of gross loans, adjustable rate	0.20%
Over 20 years
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross loans, fixed-rate	$ 5,101,241
% of gross loans, fixed-rate	38.30%
Gross loans, adjustable rate	$ 18,024
% of gross loans, adjustable rate	0.10%